Other Investments	12 Months Ended
Mar. 31, 2026
Other Investments [Abstract]
OTHER INVESTMENTS
12.	OTHER INVESTMENTS

As at	March 31, 2026	March 31, 2025
Investments designated as FVTOCI
Public companies	$2,808	$1,334
Investments designated as FVTPL
Public companies	48,901	13,409
Private companies	2,534	2,534
	51,435	15,943
Total	$54,243	$17,277

Investments in publicly traded companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. Investments held for trading are classified as FVTPL. For other investments, the Company can make an irrevocable election, on an instrument-by-instrument basis, to designate them as FVTOCI. The continuity of such investments is as follows:

			Accumulated fair value
		Accumulated fair value	change included in
	Fair Value	change included in OCI	profit and loss
As at April 1, 2024	$46,254	$(25,715)	$10,459
Gain on equity investments designated as FVTOCI	5	5	—
Gain on equity investments designated as FVTPL	12,451	—	12,451
Acquisition	20,953	—	—
Disposal	(36,289)	—	—
Transferred upon acquisition of Adventus	(25,727)	—	—
Impact of foreign currency translation	(370)	—	—
As at March 31, 2025	$17,277	$(25,710)	$22,910
Gain on equity investments designated as FVTOCI	1,517	1,517	—
Gain on equity investments designated as FVTPL	33,670	—	33,670
Acquisition	2,040	—	—
Disposal	(740)	12	—
Impact of foreign currency translation	479	—	—
As at March 31, 2026	$54,243	$(24,181)	$56,580